Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Reconciliation of Unconsolidated Segment Results to Consolidated Statement of Operations

Segment results are reconciled to the Statements of Operations in the tables below:

	Year ended December 31, 2016
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$68,752	3,155	71,907
Interest and similar income, net	27,462	2,096	29,558
Change in fair value of assets and liabilities	(41,554)	—	(41,554)
Realized investment (losses), net	(192)	(13)	(205)
Fee, commission, and other revenue	7,051	—	7,051

Total revenue	61,519	5,238	66,757

Benefits and expenses:
Net benefits and expenses	2,441	3,171	5,612
General and administrative expenses and commissions	39,355	593	39,948
Change in deferred acquisition costs, net	3,933	881	4,814

Total benefits and expenses	45,729	4,645	50,374

Pretax income	$15,790	593	16,383

	Year ended December 31, 2015
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$65,603	3,267	68,870
Interest and similar income, net	25,378	2,009	27,387
Change in fair value of assets and liabilities	11,374	(1)	11,373
Realized investment gains, net	549	34	583
Fee, commission, and other revenue	7,221	—	7,221

Total revenue	110,125	5,309	115,434

Benefits and expenses:
Net benefits and expenses	81,697	5,814	87,511
General and administrative expenses and commissions	41,145	647	41,792
Change in deferred acquisition costs, net	(8,687)	522	(8,165)

Total benefits and expenses	114,155	6,983	121,138

Pretax loss	$(4,030)	(1,674)	(5,704)

	Year ended December 31, 2014
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$58,728	2,988	61,716
Interest and similar income, net	27,293	1,566	28,859
Change in fair value of assets and liabilities	66,806	—	66,806
Realized investment gains, net	73	4	77
Fee, commission, and other revenue	6,869	(5)	6,864

Total revenue	159,769	4,553	164,322

Benefits and expenses:
Net benefits and expenses	138,957	4,936	143,893
General and administrative expenses and commissions	38,886	903	39,789
Change in deferred acquisition costs, net	(15,088)	24	(15,064)

Total benefits and expenses	162,755	5,863	168,618

Pretax loss	$(2,986)	(1,310)	(4,296)